Consolidated Statements of Income and Comprehensive Income (Parentheticals) - $ / shares	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Diluted	$ 0.00	$ (0.01)
Diluted	111,120,000	100,000,000